Subsequent Events (Details)	Aug. 01, 2025 USD ($) shares
Subsequent Event [Line Items]
Amount of fair value | $	$ 69,700
Common Stock [Member]
Subsequent Event [Line Items]
Common stock shares issued | shares	100,000